UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________________________________

FORM N-Q

________________________________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

________________________________

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Vinita K. Paul, Vice President and Chief Compliance Officer

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Fredrick G. Lautz; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

________________________________

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12—12-14 of Regulation S-X [17 CFR 210.12-12—12-14]. The schedules need not be audited.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS (98.7%)	SHARES	VALUE
Airlines (3.1%)
Southwest Airlines Co.	1,172,870	$15,810,288
Spirit Airlines, Inc.(a)	201,625	5,113,210
		20,923,498
Auto Components (2.4%)
Johnson Controls, Inc.	463,630	16,259,504

Building Products (1.4%)
Universal Forest Products, Inc.	245,355	9,767,583

Capital Markets (2.6%)
The Bank of New York Mellon Corp.	627,200	17,555,328

Chemicals (2.1%)
The Mosaic Co.	235,220	14,021,464

Commercial Banks (5.5%)
BB&T Corp.	340,520	10,688,923
First Interstate Bancsystem, Inc. (Class A)(b)	824,300	15,505,083
The PNC Financial Services Group, Inc.	171,480	11,403,420
		37,597,426
Communications Equipment (2.5%)
Cisco Systems, Inc.	813,030	17,000,457

Construction & Engineering (5.8%)
KBR, Inc.	382,211	12,261,329
MasTec, Inc.(a)	217,885	6,351,348
URS Corp.	443,610	21,031,550
		39,644,227
Consumer Finance (2.6%)
Capital One Financial Corp.	323,275	17,763,961

Electronic Equipment & Instruments (4.7%)
Avnet, Inc.(a)	205,715	7,446,883
Benchmark Electronics, Inc.(a)	375,595	6,768,222
TE Connectivity, Ltd.	426,200	17,870,566
		32,085,671
Energy Equipment & Services (6.6%)
Ensco PLC (Class A)	220,535	13,232,100
McDermott International, Inc.(a)	1,237,273	13,597,630
Tidewater, Inc.	355,950	17,975,475
		44,805,205
Food & Staples Retailing (1.1%)
CVS Caremark Corp.	137,800	7,577,622

Food Products (5.1%)
Archer-Daniels-Midland Co.	497,014	16,764,282
Bunge, Ltd.	245,200	18,103,116
		34,867,398
Health Care Equipment & Supplies (4.6%)
Boston Scientific Corp.(a)	2,259,215	17,644,469
Zimmer Holdings, Inc.	180,266	13,559,609
		31,204,078
Health Care Providers & Services (3.3%)
Humana, Inc.	126,518	8,743,659
Quest Diagnostics, Inc.	248,700	14,039,115
		22,782,774
Hotels Restaurants & Leisure (4.0%)
Darden Restaurants, Inc.	218,919	11,313,734

Royal Caribbean Cruises, Ltd.	469,561	15,598,816
		26,912,550
Household Durables (2.0%)
Harman International Industries, Inc.	311,086	13,883,768

Insurance (5.0%)
Endurance Specialty Holdings, Ltd.	400,450	19,145,515
Willis Group Holdings PLC	370,700	14,638,943
		33,784,458
Machinery (1.0%)
AGCO Corp.	127,980	6,670,318

Metals & Mining (4.0%)
AuRico Gold, Inc. (CAD)(a)(c)	2,085,313	13,137,770
RTI International Metals, Inc.(a)	443,770	14,063,071
		27,200,841
Multiline Retail (1.0%)
Kohl's Corp.	150,641	6,949,069

Multi-Utilities (0.0%)(d)
MDU Resources Group, Inc.	9,890	247,151

Oil, Gas & Consumable Fuels (7.4%)
Devon Energy Corp.	277,275	15,643,856
Hess Corp.	261,225	18,706,322
Marathon Oil Corp.	472,675	15,938,601
		50,288,779
Pharmaceuticals (5.2%)
Hospira, Inc.(a)	569,323	18,690,874
Pfizer, Inc.	573,090	16,539,377
		35,230,251
Professional Services (4.8%)
Manpower, Inc.	281,830	15,985,398
The Dun & Bradstreet Corp.	202,027	16,899,558
		32,884,956
Road & Rail (3.1%)
Knight Transportation, Inc.	422,495	6,802,170
Ryder System, Inc.	233,464	13,949,474
		20,751,644
Semiconductors (6.4%)
ATMI, Inc.(a)	610,180	13,686,337
Intel Corp.	648,690	14,173,877
RF Micro Devices, Inc.(a)	2,896,638	15,410,114
		43,270,328
Specialty Retail (1.4%)
Guess? Inc.	388,710	9,651,669

TOTAL COMMON STOCKS (Cost $560,278,652)		$671,581,978

SHORT-TERM INVESTMENTS (0.5%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (0.5%)
Wells Fargo (Grand Cayman)(e)(f)	0.03%	$3,402,034	$3,402,034

TOTAL SHORT-TERM INVESTMENTS (Cost $3,402,034)			$3,402,034

TOTAL INVESTMENTS - (99.2%) (Cost $563,680,686)			674,984,012
OTHER ASSETS AND LIABILITIES, NET - (0.8%)			5,618,448
TOTAL NET ASSETS - (100.0%)			$680,602,460

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS (99.8%)	SHARES	VALUE
Auto Components (1.0%)
Superior Industries International, Inc.(b)	1,600,000	$29,888,000

Building Products (2.9%)
Quanex Building Products Corp.(b)	2,462,000	39,638,200
Universal Forest Products, Inc.(b)	1,150,000	45,781,500
		85,419,700
Chemicals (8.8%)
American Vanguard Corp.	1,125,000	34,357,500
Intrepid Potash, Inc.	2,500,000	46,900,000
Olin Corp.	3,450,000	87,009,000
Sensient Technologies Corp.	900,000	35,181,000
Tronox, Ltd. (Class A)	1,650,000	32,686,500
Zep, Inc.(b)	1,750,000	26,267,500
		262,401,500
Commercial Banks (10.4%)
Associated Banc-Corp.	3,900,000	59,241,000
Centerstate Banks, Inc.(b)	1,725,000	14,800,500
Glacier Bancorp, Inc.	1,825,000	34,638,500
Independent Bank Corp.	1,000,000	32,590,000
Old National Bancorp	4,125,000	56,718,750
Renasant Corp.(b)	1,725,000	38,605,500
StellarOne Corp.(b)	1,625,000	26,243,750
Umpqua Holdings Corp.	3,750,000	49,725,000
		312,563,000
Communications Equipment (0.7%)
Black Box Corp.(b)	1,013,195	22,097,783

Construction & Engineering (2.6%)
Granite Construction, Inc.(b)	2,475,000	78,804,000

Containers & Packaging (1.2%)
Greif, Inc. (Class A)	675,000	36,193,500

Diversified Consumer Services (1.9%)
Regis Corp.(b)	3,065,100	55,754,169

Electrical Equipment (3.0%)
Brady Corp. (Class A)	1,075,000	36,044,750
Encore Wire Corp.(b)	1,550,000	54,281,000
		90,325,750
Electronic Equipment & Instruments (3.6%)
AVX Corp.	1,850,000	22,015,000
CTS Corp.(b)	2,425,000	25,317,000
Electro Rent Corp.	1,138,843	21,114,149
Park Electrochemical Corp.(b)	1,575,000	39,910,500
		108,356,649
Energy Equipment & Services (8.2%)
CARBO Ceramics, Inc.	675,000	61,472,250
Gulf Island Fabrication, Inc.(b)	1,350,000	28,431,000
Patterson-UTI Energy, Inc.	3,000,000	71,520,000
Unit Corp.(a)	1,850,000	84,267,500
		245,690,750
Health Care Equipment & Supplies (9.6%)
Analogic Corp.(b)	750,000	59,265,000
CONMED Corp.(b)	1,775,000	60,456,500
Invacare Corp.(b)	3,005,000	39,215,250
STERIS Corp.	1,700,000	70,737,000
Teleflex, Inc.	700,000	59,157,000
		288,830,750

Health Care Providers & Services (3.4%)
Healthways, Inc.(a)	179,750	2,201,938
Omnicare, Inc.	425,000	17,306,000
Owens & Minor, Inc.	1,400,000	45,584,000
PharMerica Corp.(a)(b)	2,725,000	38,150,000
		103,241,938
Insurance (0.8%)
Horace Mann Educators Corp.	1,200,000	25,020,000

IT Services (1.1%)
Mantech International Corp. (Class A)(b)	1,200,000	32,244,000

Machinery (8.7%)
Albany International Corp. (Class A)(b)	1,800,000	52,020,000
Briggs & Stratton Corp.	1,600,000	39,680,000
ESCO Technologies, Inc.	875,000	35,752,500
Federal Signal Corp.(a)(b)	6,165,000	50,183,100
FreightCar America, Inc.(b)	1,125,000	24,547,500
John Bean Technologies Corp.	1,000,000	20,750,000
Kaydon Corp.	1,450,000	37,091,000
		260,024,100
Media (2.4%)
Harte-Hanks, Inc.(b)	3,700,000	28,823,000
Meredith Corp.	1,125,000	43,042,500
		71,865,500
Metals & Mining (7.5%)
Commercial Metals Co.	2,800,000	44,380,000
Kaiser Aluminum Corp.	950,000	61,417,500
Materion Corp.(b)	1,900,000	54,150,000
Worthington Industries, Inc.	2,050,000	63,509,000
		223,456,500
Multiline Retail (1.4%)
Fred's, Inc. (Class A)(b)	3,100,000	42,408,000

Oil, Gas & Consumable Fuels (6.2%)
Stone Energy Corp.(a)(b)	3,300,000	71,775,000
Ultra Petroleum Corp.(a)	4,025,000	80,902,500
WPX Energy, Inc.(a)	1,975,000	31,639,500
		184,317,000
Professional Services (4.3%)
CDI Corp.(b)(g)	1,625,000	27,950,000
Heidrick & Struggles International, Inc.(b)	1,700,000	25,415,000
Navigant Consulting, Inc.(a)(b)	2,850,000	37,449,000
Resources Connection, Inc.(b)	2,900,000	36,830,000
		127,644,000
Road & Rail (2.8%)
Con-way, Inc.	2,100,000	73,941,000
Werner Enterprises, Inc.	350,000	8,449,000
		82,390,000
Semiconductors (3.0%)
Entegris, Inc.(a)	2,350,000	23,171,000
Integrated Device Technology, Inc.(a)	1,100,000	8,217,000
Micrel, Inc.(b)	3,850,000	40,463,500
MKS Instruments, Inc.	650,000	17,680,000
		89,531,500
Thrifts & Mortgage Finance (1.9%)
Berkshire Hills Bancorp, Inc.	1,175,000	30,009,500
Provident Financial Services, Inc.	1,725,000	26,340,750
		56,350,250

COMMON STOCKS (CONTINUED)		SHARES	VALUE
Trading Companies & Distributors (2.4%)
GATX Corp.		1,400,000	$72,758,000

TOTAL COMMON STOCKS (Cost $2,577,642,462)			$2,987,576,339

SHORT-TERM INVESTMENTS (0.4%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (0.4%)
Wells Fargo (Grand Cayman)(e)(f)	0.03%	$11,003,189	$11,003,189

TOTAL SHORT-TERM INVESTMENTS (Cost $11,003,189)			$11,003,189

TOTAL INVESTMENTS - (100.2%) (Cost $2,588,645,651)			2,998,579,528
OTHER ASSETS AND LIABILITIES, NET - (-0.2%)			(5,975,917)
TOTAL NET ASSETS - (100.0%)			$2,992,603,611

VALUE FUND - SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS (93.7%)	SHARES	VALUE
Aerospace & Defense (2.6%)
AAR Corp.	500,000	$9,195,000
Exelis, Inc.	300,000	3,267,000
Orbital Sciences Corp.(a)	122,345	2,041,938
Spirit Aerosystems Holdings, Inc. (Class A)(a)	850,000	16,141,500
		30,645,438
Air Freight & Logistics (0.4%)
Pacer International, Inc.(a)	1,000,000	5,030,000

Airlines (2.5%)
Hawaiian Holdings, Inc.(a)	1,250,000	7,200,000
JetBlue Airways Corp.(a)	500,000	3,450,000
Spirit Airlines, Inc.(a)	750,000	19,020,000
		29,670,000
Auto Components (0.4%)
Fuel Systems Solutions, Inc.(a)	300,000	4,941,000

Biotechnology (0.5%)
Cangene Corp. (CAD)(a)(c)(g)	2,000,000	5,709,504

Capital Markets (0.6%)
FirstCity Financial Corp.(a)(b)	785,000	7,708,700

Commercial Banks (3.9%)
CoBiz Financial, Inc.	500,000	4,040,000
Heritage Financial Corp.	250,000	3,625,000
MainSource Financial Group, Inc.	200,000	2,808,000
MidSouth Bancorp, Inc.(g)	510,603	8,302,405
North Valley Bancorp(a)(b)	400,000	7,080,000
Pacific Continental Corp.	379,305	4,236,837
TCF Financial Corp.	750,000	11,220,000
The Bancorp, Inc.(a)	400,000	5,540,000
		46,852,242
Commercial Services & Supplies (2.3%)
Fuel Tech, Inc.(a)	276,900	1,196,208
Intersections, Inc.(b)	1,232,109	11,594,146

Perma-Fix Environmental Services, Inc.(a)(b)(g)	4,000,000	3,280,400
TRC Cos., Inc.(a)(b)(g)	1,711,842	11,041,381
		27,112,135
Communications Equipment (1.5%)
Hemisphere GPS, Inc. (CAD)(a)(b)(c)(g)	6,296,000	4,524,369
Lantronix, Inc.(a)(b)	1,004,557	2,079,433
PC-Tel, Inc.	309,233	2,195,554
Westell Technologies, Inc. (Class A)(a)(b)	4,800,000	9,648,000
		18,447,356
Construction & Engineering (4.7%)
AECOM Technology Corp.(a)	500,000	16,400,000
Aegion Corp.(a)	200,000	4,630,000
Argan, Inc.	500,000	7,455,000
Furmanite Corp.(a)	315,527	2,110,876
Layne Christensen Co.(a)	400,000	8,552,000
Northwest Pipe Co.(a)(b)	500,000	13,990,000
Sterling Construction Co., Inc(a)	215,014	2,341,502
		55,479,378
Consumer Finance (1.6%)
Ezcorp, Inc. (Class A)(a)	600,000	12,780,000
Green Dot Corp. (Class A)(a)	400,000	6,684,000
		19,464,000
Diversified Consumer Services (1.5%)
American Public Education, Inc.(a)	50,000	1,744,500
Lincoln Educational Services Corp.(b)	2,200,000	12,892,000
Universal Technical Institute, Inc.	217,900	2,752,077
		17,388,577
Diversified Financial Services (2.1%)
Asset Acceptance Capital Corp.(a)	627,500	4,229,350
Collection House, Ltd. (AUD)(c)	3,700,000	5,970,973
Encore Capital Group, Inc.(a)	500,000	15,050,000
		25,250,323
Electrical Equipment (1.7%)
Magnetek, Inc.(a)(b)(g)	299,999	4,190,986
Powell Industries, Inc.(a)	218,968	11,511,148
Ultralife Corp.(a)(b)(g)	1,000,000	4,380,000
		20,082,134
Electronic Equipment & Instruments (0.8%)
PAR Technology Corp.(a)	150,000	706,500
PC Connection, Inc.	200,000	3,270,000
Richardson Electronics, Ltd.	500,000	5,930,000
		9,906,500
Energy Equipment & Services (8.6%)
Matrix Service Co.(a)	100,000	1,490,000
Newpark Resources, Inc.(a)(b)(h)	4,000,000	37,120,000
TETRA Technologies, Inc.(a)	1,500,000	15,390,000
Unit Corp.(a)	700,000	31,885,000
Willbros Group, Inc.(a)	1,742,720	17,113,510
		102,998,510
Food & Staples Retailing (0.3%)
Roundy's, Inc.(i)	609,623	4,005,223

Food Products (0.4%)
Hanover Foods Corp. (Class A)(e)(g)	49,250	4,627,037

Health Care Equipment & Supplies (10.4%)
Accuray, Inc.(a)(b)	4,600,000	21,344,000
Analogic Corp.(h)	100,000	7,902,000
CONMED Corp.	468,874	15,969,848
Digirad Corp.(a)(b)	1,800,000	4,536,000
Fukuda Denshi Co., Ltd. (JPY)(c)(e)	400,000	14,896,057
Invacare Corp.	1,000,000	13,050,000

COMMON STOCKS (CONTINUED)	SHARES	VALUE
Iridex Corp.(a)	335,703	$1,520,735
Nissui Pharmaceutical Co., Ltd. (JPY)(c)(e)	938,000	10,517,630
RTI Biologics, Inc.(a)	750,000	2,955,000
STAAR Surgical Co.(a)	1,250,000	7,037,500
Trinity Biotech PLC (ADR)(b)	1,410,000	23,800,800
		123,529,570
Health Care Providers & Services (5.1%)
Cross Country Healthcare, Inc.(a)	500,000	2,655,000
Hooper Holmes, Inc.(a)(b)(g)	6,615,000	3,042,900
LHC Group, Inc.(a)	500,000	10,745,000
Omnicare, Inc.(h)	365,200	14,870,944
PDI, Inc.(a)(b)(g)	1,400,000	8,260,000
The Ensign Group, Inc.	646,300	21,586,420
		61,160,264
Hotels, Restaurants & Leisure (1.4%)
Denny's Corp.(a)	1,898,600	10,954,922
Ruby Tuesday, Inc.(a)	400,000	2,948,000
Ruth's Hospitality Group, Inc.(a)	300,000	2,862,000
		16,764,922
Household Durables (0.3%)
Stanley Furniture Co., Inc(a)	700,000	3,108,000

Household Products (0.5%)
Oil-Dri Corp. of America	200,000	5,446,000

Insurance (1.5%)
Endurance Specialty Holdings, Ltd.	200,000	9,562,000
Meadowbrook Insurance Group, Inc.	300,000	2,115,000
United Insurance Holdings Corp.(b)	1,150,000	6,589,500
		18,266,500
IT Services (3.7%)
Analysts International Corp.(a)(b)(g)	478,000	1,835,520
Computer Task Group, Inc.(b)	914,079	19,552,150
Dynamics Research Corp.(a)(b)(g)	818,400	4,877,664
Official Payments Holdings, Inc.(a)(b)(g)	1,600,000	9,072,000
StarTek, Inc.(a)(b)	1,400,000	8,190,000
		43,527,334
Leisure Equipment & Products (0.3%)
Callaway Golf Co.	300,000	1,986,000
LeapFrog Enterprises, Inc.(a)	250,000	2,140,000
		4,126,000
Life Sciences Tools & Services (1.8%)
Cambrex Corp.(a)(b)	1,700,000	21,743,000

Machinery (6.8%)
Astec Industries, Inc.	450,000	15,718,500
Federal Signal Corp.(a)	2,148,025	17,484,923
Flow International Corp.(a)	703,966	2,752,507
Graham Corp.	27,032	668,772
Hardinge, Inc.	500,000	6,815,000
Harsco Corp.	300,000	7,431,000
L.B. Foster Co. (Class A)	200,000	8,858,000
Lydall, Inc.(a)	700,000	10,745,000
MFRI, Inc.(a)(b)(g)	576,000	4,152,960
Supreme Industries, Inc. (Class A)(a)(b)	1,275,000	5,916,000
		80,542,662
Media (0.7%)
Harris Interactive, Inc.(a)	700,000	1,176,000
Saga Communications, Inc. (Class A)	130,225	6,024,209
Tiger Media, Inc.(a)(g)	1,200,000	1,380,000
		8,580,209
Metals & Mining (6.9%)
AuRico Gold, Inc. (CAD)(a)(c)	4,271,445	26,910,713
Energold Drilling Corp. (CAD)(a)(c)	1,000,000	2,264,114
Golden Star Resources, Ltd.(a)(b)	18,000,000	28,800,000
Hecla Mining Co.	1,500,000	5,925,000
Olympic Steel, Inc.(b)	582,607	13,924,307
U.S. Silver and Gold, Inc. (CAD)(a)(b)(c)	3,000,000	4,104,937
		81,929,071
Multiline Retail (1.4%)
ALCO Stores, Inc.(a)(b)(g)	380,400	2,849,196
Fred's, Inc. (Class A)	1,000,000	13,680,000
		16,529,196
Oil, Gas & Consumable Fuels (2.7%)
Bill Barrett Corp.(a)	500,000	10,135,000
Clayton Williams Energy, Inc.(a)	125,000	5,466,250
Scorpio Tankers, Inc.(a)	400,000	3,568,000
Swift Energy Co.(a)	850,000	12,588,500
		31,757,750
Pharmaceuticals (2.7%)
ASKA Pharmaceutical Co., Ltd. (JPY)(c)(e)	500,000	3,820,395
Fuji Pharmaceutical Co., Ltd. (JPY)(c)(e)	500,000	10,033,249
Heska Corp.	207,200	1,920,744
Questcor Pharmaceuticals, Inc.(h)(i)	500,000	16,270,000
		32,044,388
Professional Services (3.3%)
Barrett Business Services, Inc.	100,000	5,266,000
Hudson Global, Inc.(a)(b)(g)	3,000,000	11,820,000
Navigant Consulting, Inc.(a)	1,200,000	15,768,000
RCM Technologies, Inc.(b)(g)	1,100,000	6,666,000
		39,520,000
Road & Rail (0.5%)
Marten Transport, Ltd.	300,000	6,039,000

Semiconductors (2.1%)
CyberOptics Corp.(a)	200,000	1,124,000
OmniVision Technologies, Inc.(a)	1,000,000	13,780,000
Silicon Image, Inc.(a)	200,000	972,000
TriQuint Semiconductor, Inc.(a)	1,750,000	8,837,500
		24,713,500
Software (3.4%)
Actuate Corp.(a)	1,400,000	8,400,000
ePlus, Inc.	400,000	18,484,000
Progress Software Corp.(a)	200,000	4,556,000
Rovi Corp.(a)	400,000	8,564,000
		40,004,000
Specialty Retail (0.3%)
Destination XL Group, Inc.(a)	700,000	3,563,000

Textiles, Apparel & Luxury Goods (1.1%)
Crocs, Inc.(a)	400,000	5,928,000
Hampshire Group, Ltd.(a)(e)(g)	291,699	822,591
Lakeland Industries, Inc.(a)(b)	91,396	326,284
The Jones Group, Inc.	500,000	6,360,000
		13,436,875
Thrifts & Mortgage Finance (0.4%)
HF Financial Corp.(g)	350,000	4,798,500

TOTAL COMMON STOCKS (Cost $930,476,016)		$1,116,447,798

SHORT-TERM INVESTMENTS (5.6%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (5.6%)
Bank of America (London)(e)(f)	0.03%	$63,709,950	$63,709,950
Wells Fargo (Grand Cayman)(e)(f)	0.03%	2,766,218	2,766,218

TOTAL SHORT-TERM INVESTMENTS (Cost $66,476,168)			$66,476,168

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.2%)	INTEREST RATE	SHARES	VALUE
Registered Investment Companies (0.2%)
Invesco Treasury Portfolio
Short-Term Investments Trust, Institutional Class(j)	0.02%	$3,168,750	$3,168,750

TOTAL INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (Cost $3,168,750)	$3,168,750

TOTAL INVESTMENTS - (99.5%) (Cost $1,000,120,934)	1,186,092,716
OTHER ASSETS AND LIABILITIES, NET - (0.5%)(k)	5,690,508
TOTAL NET ASSETS - (100.0%)	$1,191,783,224

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Affiliated company. See Note 8 in Notes to Schedules of Investments.
(c)	Traded in a foreign country.
(d)	Less than 0.05% of net assets.
(e)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(f)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2013.
(g)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedules of Investments.
(h)	All or a portion of the security is pledged as collateral on written options. The aggregate market value of the collateralized securities totals $37,268,144 as of March 31, 2013. See Note 4 in Notes to Schedules of Investments.
(i)	Loaned security; a portion or all of the security was on loan at March 31, 2013. See Note 5 in Notes to Schedules of Investments.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 in Notes to Schedules of Investments. The rate listed is the 7-day yield as of March 31, 2013.
(k)	Includes cash which is being held as collateral for written options.

Common Abbreviations:
(ADR)	American Depositary Receipt
(AUD)	Australia
(CAD)	Canada
(JPY)	Japan

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

See Notes to Schedules of Investments.

notes to schedules of investments

March 31, 2013 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (collectively, the “Funds”; 100,000,000, 100,000,000, and 150,000,000 shares authorized respectively), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The Institutional Class commenced operations on May 1, 2008.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board of Directors. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 in the FASB ASC Topic 820 hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to Regulated Investment Companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments on the Statement of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(d)	At March 31, 2013, 0.93% of the Value Plus and 8.86% of the Value Funds’ net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. As of March 31, 2013, the Funds did not hold any restricted securities.

(f)	The Schedules of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Investments. Actual results could differ from those estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow the Fair Value Statement, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term investments in time deposits, international securities that use a systematic fair valuation model and portfolio securities lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board of Directors' and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013:

Fund Name	LEVEL 1 Quoted Prices[1]	LEVEL 2 Other Significant Observable Inputs[1,2]	LEVEL 3 Significant Unobservable Inputs[3]	TOTAL
Select Value Fund
Common Stocks	$ 671,581,978	$ —	$ —	$ 671,581,978
Short-Term Investments	—	3,402,034	—	3,402,034
Value Plus Fund
Common Stocks	2,987,576,339	—	—	2,987,576,339
Short-Term Investments	—	11,003,189	—	11,003,189
Value Fund
Common Stocks	1,071,730,839	44,716,959	—	1,116,447,798
Short-Term Investments	—	66,476,168	—	66,476,168
Investments Purchased with Cash Collateral from Securities Loaned	3,168,750			3,168,750
Other Financial Instruments[4]
Liabilities
Written Options	—	(980,000)	—	(980,000)

[1]	The Funds recognize transfers between levels as of the beginning and end of the financial reporting period. Transfers between Level 1 and Level 2 as of March 31, 2013 resulted from securities priced using a systematic fair valuation model or quoted prices which were not active at either the beginning or end of the period.

Security amounts in the Value Fund that were transferred into and out of Levels 1 and 2 at March 31, 2013 were as follows:

	LEVEL 1 - QUOTED PRICES		LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$5,970,973	$—	$—	$5,970,973
Short-Term Investments	—	—	—	—
Total	$5,970,973	$—	$—	$5,970,973

[2]	For detailed industry descriptions and common stocks identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

[3]	The Funds measure Level 3 activity as of the beginning and end of the financial reporting period. For the three months ended March 31, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

[4]	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls, covered puts and futures, which are valued at the unrealized appreciation (depreciation).

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. As of March 31, 2013, the Funds did not hold any warrants.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2013, the Funds had no open futures positions.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Select Value and Value Funds had the following transactions in written covered call/put options during the three months ended March 31, 2013:

Fund Name	Number of Contracts	Premiums
Select Value Fund
Balance at December 31, 2012	3,750	$90,410
Options written	-	-
Options expired	-	-
Options closed	-	-
Options exercised	3,750	(90,410)
Balance at March 31, 2013	-	$-

Fund Name	Number of Contracts	Premiums
Value Fund
Balance at December 31, 2012	13,900	$1,079,605
Options written	53,154	2,429,972
Options expired	(18,101)	(649,706)
Options closed	-	-
Options exercised	(32,701)	(1,849,219)
Balance at March 31, 2013	16,252	$1,010,652

Fund Name	Number of Contracts	Written Options At Value
VALUE FUND
Analogic Corp., $80.00, 4/20/13 (Covered Call)	(600)	$(66,000)
Questcor Pharmaceuticals, Inc., $38.00, 4/20/13 (Covered Call)	(4,000)	(60,000)
Newpark Resources, Inc., $10.00, 6/22/13 (Covered Call)	(5,000)	(237,500)
Omnicare, Inc., $40.00, 4/20/13 (Covered Call)	(3,652)	(456,500)
	(13,252)	(820,000)

American Public Education, Inc. $30.00, 4/20/13 (Covered Put)	(2,000)	(30,000)
American Public Education, Inc. $35.00, 4/20/13 (Covered Put)	(1,000)	(130,000)
	(3,000)	(160,000)
Total Written Options	(16,252)	$(980,000)

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011 (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the market value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The Value Fund had $3,097,500 of securities on loan as of March 31, 2013. The Select Value and Value Plus Funds did not engage in securities lending during the reporting period.

(6)	INVESTMENT TRANSACTIONS

During the three months ended March 31, 2013, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government obligations.

Fund	Cost of Purchases	Proceeds from Sales
Select Value Fund	$115,893,715	$142,749,654
Value Plus Fund	355,205,112	300,201,008
Value Fund	122,308,629	144,276,504

(7)	FEDERAL INCOME TAX INFORMATION

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes as of March 31, 2013 are noted below.

Fund	Tax cost of investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Tax Unrealized Appreciation on Investments
Select Value Fund	$ 564,028,123	$ 121,782,820	$ (10,826,931)	$ 110,955,889
Value Plus Fund	2,591,475,848	541,277,905	(134,174,225)	407,103,680
Value Fund	1,001,286,727	302,827,547	(118,021,558)	184,805,989

(8)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Select Value, Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the three months ended March 31, 2013:

SELECT VALUE FUND
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2013	PURCHASES	SALES	SHARE BALANCE AT MARCH 31, 2013	DIVIDENDS	REALIZED GAINS (LOSSES)
First Interstate Bancsystem, Inc. (Class A)	824,300	-	-	824,300	$-	$-
					$-	$-

VALUE PLUS FUND
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2013	PURCHASES	SALES	SHARE BALANCE AT MARCH 31, 2013	DIVIDENDS	REALIZED GAINS (LOSSES)
Albany International Corp. (Class A)	1,750,000	50,000	-	1,800,000	$252,000	$-
Analogic Corp.	850,000	-	100,000	750,000	75,000	1,549,951
Asset Acceptance Capital Corp.	2,753,559	-	2,753,559	-	-	(5,011,569)
Black Box Corp.	1,013,195	-	-	1,013,195	81,056	-
CDI Corp.	1,600,000	25,000	-	1,625,000	-	-
Centerstate Banks, Inc.	1,725,000	-	-	1,725,000	17,250	-
CONMED Corp.	1,800,000	-	25,000	1,775,000	266,250	(16,795)
CTS Corp.	2,375,000	50,000	-	2,425,000	84,875	-
Encore Wire Corp.	1,550,000	-	-	1,550,000	31,000	-
Federal Signal Corp.	6,150,000	15,000	-	6,165,000	-	-
Fred's, Inc. (Class A)	3,000,000	100,000	-	3,100,000	180,000	-
FreightCar America, Inc.	1,100,000	25,000	-	1,125,000	66,000	-
Granite Construction, Inc.	2,158,500	316,500	-	2,475,000	321,750	-
Gulf Island Fabrication, Inc.	1,325,000	25,000	-	1,350,000	135,000	-
Harte-Hanks, Inc.	3,850,000	-	150,000	3,700,000	-	(1,053,351)
Heidrick & Struggles International, Inc.	1,675,000	25,000	-	1,700,000	-	-
Invacare Corp.	3,000,000	5,000	-	3,005,000	37,500	-
Mantech International Corp. (Class A)	900,000	300,000	-	1,200,000	252,000	-
Materion Corp.	1,900,000	-	-	1,900,000	142,500	-
Micrel, Inc.	3,550,000	300,000	-	3,850,000	-	-
Navigant Consulting, Inc.	2,850,000	-	-	2,850,000	-	-
Park Electrochemical Corp.	1,575,000	-	-	1,575,000	4,095,000	-
PharMerica Corp.	2,500,000	225,000	-	2,725,000	-	-
Quanex Building Products Corp.	1,450,000	1,012,000	-	2,462,000	70,000	-
Regis Corp.	3,000,000	65,100	-	3,065,100	183,906	-
Renasant Corp.	1,700,000	25,000	-	1,725,000	293,250	-
Resources Connection, Inc.	2,650,000	250,000	-	2,900,000	171,000	-
StellarOne Corp.	1,625,000	-	-	1,625,000	130,000	-
Stone Energy Corp.	2,700,000	600,000	-	3,300,000	-	-
Superior Industries International, Inc.	1,600,000	-	-	1,600,000	-	-
Universal Forest Products, Inc.	1,100,000	75,000	25,000	1,150,000	-	78,847
Zep, Inc.	1,575,000	200,000	25,000	1,750,000	62,000	(107,423)
					$6,947,337	$(4,560,340)

VALUE FUND
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2013	PURCHASES	SALES	SHARE BALANCE AT MARCH 31, 2013	DIVIDENDS	REALIZED GAINS (LOSSES)
Accuray, Inc.	5,000,000	-	400,000	4,600,000	$-	$(1,945,161)
ALCO Stores, Inc.	380,400	-	-	380,400	-	-
Analysts International Corp.	478,000	-	-	478,000	-	-
BioClinica, Inc.	1,300,000	-	1,300,000	-	-	3,120,266
Cambrex Corp.	1,700,000	-	-	1,700,000	-	-
Computer Task Group, Inc.	1,000,000	-	85,921	914,079	50,000	1,424,457
Digirad Corp.	1,800,000	-	-	1,800,000	-	-
Dynamics Research Corp.	818,400	-	-	818,400	-	-
FirstCity Financial Corp.	785,000	-	-	785,000	-	-
Golden Star Resources, Ltd.	17,167,136	832,864	-	18,000,000	-	-
Hemisphere GPS, Inc.	6,296,000	-	-	6,296,000	-	-
Hooper Holmes, Inc.	6,615,000	-	-	6,615,000	-	-
Hudson Global, Inc.	2,906,941	93,059	-	3,000,000	-	-
Intersections, Inc.	1,232,109	-	-	1,232,109	246,422	-
Lakeland Industries, Inc.	374,500	-	283,104	91,396	-	(2,605,274)
Lantronix, Inc.	1,004,557	-	-	1,004,557	-	-
Lincoln Educational Services Corp.	2,200,000	-	-	2,200,000	154,000	-
Magnetek, Inc.	299,999	-	-	299,999	-	-
MFRI, Inc.	576,000	-	-	576,000	-	-
Newpark Resources, Inc.	4,600,000		600,000	4,000,000	-	1,262,532
North Valley Bancorp	400,000	-	-	400,000	-	-
Northwest Pipe Co.	500,000	-	-	500,000	-	-
Official Payments Holdings, Inc.	1,600,000	-	-	1,600,000	-	-
Olympic Steel, Inc.	544,317	38,290	-	582,607	11,652	-
PDI, Inc.	1,400,000	-	-	1,400,000	-	-
Perma-Fix Environmental Services, Inc.	4,000,000	-	-	4,000,000	-	-
RCM Technologies, Inc.	1,100,000	-	-	1,100,000	-	-
StarTek, Inc.	1,400,000	-	-	1,400,000	-	-
Supreme Industries, Inc. (Class A)	1,275,000	-	-	1,275,000	-	-
TRC Cos., Inc.	1,609,303	102,539	-	1,711,842	-	-
Trinity Biotech PLC (ADR)	1,410,000	-	-	1,410,000	-	-
U.S. Silver and Gold, Inc.	3,000,000	-	-	3,000,000	-	-
Ultralife Corp.	772,772	227,228	-	1,000,000	-	-
United Insurance Holdings Corp.	925,200	224,800	-	1,150,000	34,500	-
Westell Technologies, Inc. (Class A)	4,800,000	-	-	4,800,000	-	-
					$496,574	$1,256,820

(ADR) American Depositary Receipt.

Item 2. – Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. – Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Heartland Group, Inc.

By (Signature and Title):	/s/ William R. Nasgovitz
William R. Nasgovitz, Chief Executive Officer

Date:	May 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ William R. Nasgovitz
William R. Nasgovitz, Chief Executive Officer

Date:	May 6, 2013

By (Signature and Title):	/s/ Nicole J. Best
Nicole J. Best, Treasurer and Principal Accounting Officer

Date:	May 6, 2013